CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Class A Ordinary Shares		Class A [2]	Class B Ordinary Shares		Class B [2]	Additional Paid in Capital	Statutory Reserves	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total Shareholders' Equity	Non-controlling Interest	Total
Balance (in Shares) at Mar. 31, 2023	[1]	901,813			366,000
Balance at Mar. 31, 2023		$ 1,443			$ 586			$ 2,717,644	$ 633,163	$ 7,734,160	$ (284,967)	$ 10,802,029	$ 5,924,728	$ 16,726,757
Issuance of Class A Ordinary Share (in Shares)	[1]	12,500
Issuance of Class A Ordinary Share		$ 20						458,321				458,341		458,341
Refund of capital contribution - capital reduction													(98,220)	(98,220)
Net income (loss) for the year										8,652		8,652	836,679	845,331
Appropriation to statutory reserve									12,375	(12,375)
Foreign currency translation loss											(526,589)	(526,589)	(297,754)	(824,343)
Balance (in Shares) at Mar. 31, 2024	[1]	914,313			366,000
Balance at Mar. 31, 2024		$ 1,463			$ 586			3,175,965	645,538	7,730,437	(811,556)	10,742,433	6,365,433	17,107,866
Issuance of Class A Ordinary Share (in Shares)	[1]	78,125
Issuance of Class A Ordinary Share		$ 125						3,823,679				3,823,804		3,823,804
Refund of capital contribution - capital reduction													(179,185)	(179,185)
Capital contribution													5,304	5,304
Conversion of convertible notes into Class A ordinary shares		$ 43						439,532				439,575		439,575
Conversion of convertible notes into Class A ordinary shares (in Shares)	[1]	27,047
Share-based compensation under the equity incentive plans		$ 153						2,672,297				2,672,450		2,672,450
Share-based compensation under the equity incentive plans (in Shares)	[1]	95,687
Share-based compensation for services								3,643,333				3,643,333		3,643,333
Net income (loss) for the year										(10,798,318)		(10,798,318)	(102,288)	(10,900,606)
Appropriation to statutory reserve									1,256	(1,256)
Foreign currency translation loss											(53,179)	(53,179)	(2,245)	(55,424)
Balance (in Shares) at Mar. 31, 2025		1,115,172	[1]	1,115,172	366,000	[1]	366,000
Balance at Mar. 31, 2025		$ 1,784			$ 586			13,754,806	646,794	(3,069,137)	(864,735)	10,470,098	6,087,019	16,557,117
Capital contribution													12,325	12,325
Conversion of convertible notes into Class A ordinary shares		$ 464						2,800,444				2,800,908		2,800,908
Conversion of convertible notes into Class A ordinary shares (in Shares)	[1]	290,224
Share-based compensation under the equity incentive plans		$ 82						1,493,126				1,493,208		1,493,208
Share-based compensation under the equity incentive plans (in Shares)	[1]	51,188
Share-based compensation for services		$ 320						4,936,347				4,936,667		4,936,667
Share-based compensation for services (in Shares)	[1]	200,000
Effect of rounding fractional shares into whole shares upon Reverse Stock Split (in Shares)	[1]	25
Net income (loss) for the year										(11,322,916)		(11,322,916)	(735,570)	(12,058,486)
Appropriation to statutory reserve									307	(307)
Foreign currency translation loss											455,869	455,869	291,721	747,590
Balance (in Shares) at Mar. 31, 2026		1,656,609	[1]	1,656,609	366,000	[1]	366,000
Balance at Mar. 31, 2026		$ 2,650			$ 586			$ 22,984,723	$ 647,101	$ (14,392,360)	$ (408,866)	$ 8,833,834	$ 5,655,495	$ 14,489,329

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).
[2]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).